IFRS 16 'Leases'	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
IFRS 16 'Leases'

NOTE 7 - IFRS 16 “Leases”

a.	The Company has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparative figures, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new accounting rules are therefore recognized in the statement of financial position at the date of initial application.

b.	On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 “Leases.” These liabilities were measured at the present value of the remaining lease payments including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities on January 1, 2019 was 4.1%.

In applying IFRS 16 for the first time, the Company used the practical expedient permitted by the standard, the accounting for leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases.

The Company has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made by applying IAS-17 and IFRIC-4 to determining whether an arrangement contains a lease.

c.	From January 1, 2019, the leases are recognized as right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the relative liability and financial cost. The financial cost is charged to profit or loss under “Financial Income, net” over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments (including in-substance fixed payments) and variable lease payments which are based on an index or a rate. Variable lease payments were not significant for the period.

The lease payments are discounted using the lessee’s incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost, being the amount of the initial measurement of the lease liability.

d.	In October 2016, the Company entered into lease agreement for a new facility and headquarter. The lease is for 7 years with two options to extend for an additional three years each option. The annual lease consideration is in total amount of $320,000. These agreements are considered as operating leases and presented under operating lease right-of-use assets

As of December 31, 2019, the Company provided bank guarantees of approximately $500,000, in the aggregate, to secure the fulfillment of its obligations under the lease agreements.

e.	The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years.

Lease liabilities:

	Balance at	Additions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2019
Property	$3,104	-	118	242	(678)	$2,786
Motor vehicles	306	28	6	20	(206)	154
	$3,410	28	124	262	(884)	$2,940

	As of January 1, 2019	As of December 31, 2019
Right-of-use asset
Properties	$3,368	$2,898
Vehicles	353	190
	3,721	3,088

Lease liabilities:
Current	764	774
Non-current	2,646	2,166
	$3,410	$2,940

Year ended December 31, 2019

Depreciation expense:
Properties	$470
Vehicles	193
663
Financial expenses	124
Cash paid for amounts included in the measurement of lease liabilities	884
Right of use assets obtained in exchange for new lease liabilities	$28

The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize right-of-use assets or lease liabilities, and this includes not recognizing right-of-use assets or lease liabilities for existing short-term leases of those assets in transition. Instead, the Company will continue to recognize the lease payments for those leases in profit or loss on a straight-line basis over the lease term. The lease payments, except of interest expenses, are classified in the statements of cash flows as financing activities. Until January 1, 2019, lease payments were classified as operating activities.

The following table sets forth a maturity analysis of the Company’s lease liabilities as of December 31, 2019:

(U.S. dollars in thousands)	December 31, 2019
2020	$880
2021	$474
2022	$356
After 2022	$1,641
Total undiscounted cash flows	$3,351

As of December 31, 2019, potential future cash outflows of $1,160 thousand (undiscounted) have not been included in the lease liability because it is not reasonably certain that the leases will be extended.